Other Current Assets (Detail) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY
Other Assets, Current [Line Items]
Value-added tax ("VAT") recoverable	$ 25,432	155,644	162,195
Prepaid expenses (net of provision of loss of nil and RMB11,854,000 as of December 31, 2012 and September 30, 2013 (unaudited), respectively)	7,966	48,751	65,435
Income taxes recoverable	347	2,125	48,268
Other receivables (net of provision of loss of RMB104,505,000 as of December 31, 2012 and September 30, 2013 (unaudited))	4,454	27,255	20,064
Notes receivable	1,527	9,344	2,681
Unbilled solar systems integration revenue			60,822
Other current assets	$ 39,726	243,119	359,465	[1]

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.